Capital Stock	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Notes to Financial Statements
Capital Stock

2014 Unit Private Placement

Between April 1, 2015 and May 14, 2015, in self-placed private placement transactions, we entered into securities purchase agreements with accredited investors pursuant to which we sold Units (2014 Units) to such accredited investors for aggregate cash proceeds of $280,000, such 2014 Units consisting of (i) 10% convertible notes in the aggregate face amount of $280,000 due between April 30, 2015 and May 15, 2015 or automatically convertible into securities issuable upon our consummation of a Qualified Financing, as defined in the note (2014 Unit Notes); (ii) an aggregate of 33,000 restricted shares of our common stock (2014 Unit Stock); and (iii) warrants (2014 Unit Warrants) exercisable through December 31, 2016 to purchase an aggregate of 24,250 restricted shares of our common stock at an exercise price of $10.00 per share.

We allocated the proceeds from the private placement sales of the 2014 Units to the various securities based on their relative fair values on the dates of the sales. As described in Note 8, Convertible Promissory Notes and Other Notes Payable, based on the short-term nature of the Unit Notes, we determined that fair value of the 2014 Unit Notes was equal to their face value. We determined the fair value of the 2014 Unit Stock based on the quoted market price of our common stock on the respective dates of the 2014 Unit sales. We calculated the fair value of the 2014 Unit Warrants using the Black Scholes Option Pricing Model and the weighted average assumptions indicated in the table below. The table below also presents the aggregate allocation of the 2014 Unit sales proceeds based on the relative fair values of the 2014 Unit Stock, 2014 Unit Warrants and 2014 Unit Notes as of their respective 2014 Unit sales dates.

Unit Warrants
Warrant	Weighted Average Issuance Date Valuation Assumptions						Per Share Fair	Aggregate Fair Value	Aggregate Proceeds	Aggregate Allocation of Proceeds Based on Relative Fair Value of:
Risk free
Shares	Market	Exercise	Term	Interest		Dividend	Value of	of Unit	of Unit	Unit
Issued	Price	Price	(Years)	Rate	Volatility	Rate	Warrant	Warrants	Sales	Unit Stock	Warrant	Unit Note

24,250	$ 10.00	$ 10.00	1.70	0.45%	73.19%	0.00%	$ 3.69	$ 89,600	$ 280,000	$ 128,900	$ 32,900	$ 118,200

Between late-March 2014 and May 14, 2015, in self-placed private placement transactions, we entered into securities purchase agreements with accredited investors for the 2014 Unit Private Placement pursuant to which we sold 2014 Units to such accredited investors for aggregate cash proceeds of $3,393,500, consisting of (i) 2014 Unit Notes in the aggregate face amount of $3,393,500 due between March 31, 2015 and May 15, 2015 or automatically convertible into securities issuable upon our consummation of a Qualified Financing, as defined in the note; (ii) an aggregate of 315,850 restricted shares of 2014 Unit Stock; and (iii) 2014 Unit Warrants exercisable through December 31, 2016 to purchase an aggregate of 307,100 restricted shares of our common stock at an exercise price of $10.00 per share.

Creation of Series B Preferred Stock

On May 7, 2015, we filed a Certificate of Designation of the Relative Rights and Preferences of the Series B 10% Preferred Stock of VistaGen Therapeutics, Inc. (Certificate of Designation) with the Nevada Secretary of State to designate 4.0 million shares of our authorized preferred stock as Series B 10% Convertible Preferred Stock (Series B Preferred).

Each share of Series B Preferred is convertible, at the option of the holder (Voluntary Conversion), into one (1) share of our Common Stock, subject to adjustment, only for customary stock dividends, reclassifications, splits and similar transactions set forth in the Certificate of Designation. All outstanding shares of Series B Preferred are also convertible automatically on a one-to-one basis into shares of our Common Stock (Automatic Conversion) upon the closing or effective date of any of the following transactions or events: (i) a strategic transaction involving AV-101 with an initial up-front cash payment to us of at least $10.0 million; (ii) a registered public offering of our common stock with aggregate gross proceeds to us of at least $10.0 million; or (iii) for 20 consecutive trading days, our common stock trades at least 20,000 shares per day with a daily closing price of at least $12.00 per share; provided, however, that Automatic Conversion and Voluntary Conversion (collectively, Conversion) are subject to certain beneficial ownership blockers as set forth in the Certificate of Designation and/or securities purchase agreements.

Prior to Conversion, shares of Series B Preferred will accrue in-kind dividends (payable only in unregistered shares of our common stock) at a rate of 10% per annum (Accrued Dividends).  The Accrued Dividends will be payable on the date of either a Voluntary Conversion or Automatic Conversion solely in that number of shares of common stock equal to the Accrued Dividends.  At December 31, 2015, we have recognized a liability in the amount of $1,415,800 for Accrued Dividends in the accompanying Condensed Consolidated Balance Sheet at December 31, 2015, based on the Series B Preferred issued and outstanding, net of exchanges to common stock, through the quarter ended December 31, 2015. We have recognized a deduction from net loss of $1,459,300 related to dividends on Series B Preferred in arriving at net loss attributable to common stockholders in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss for the nine months ended December 31, 2015.  The liquidation value of the Series B Preferred at December 31, 2015 is approximately $26,541,400.

May 2015 Agreement with Platinum

On May 5, 2015, we entered into an Agreement with Platinum, which, as modified, became effective on May 12, 2015 (Platinum Agreement) and pursuant to which Platinum:

•	Converted into 641,335 shares of Series B Preferred all of the approximately $4.5 million outstanding balance (principal and accrued but unpaid interest) of the Senior Secured Notes we had previously issued to Platinum, as described previously in Note 7, Convertible Promissory Notes and Other Notes Payable;

•	Released all of its security interests in our assets and those of our subsidiaries by terminating the Amended and Restated Security Agreement, IP Security Agreement and Negative Covenant, each dated October 11, 2012 between us and Platinum;

•	Converted into 240,305 shares of Series B Preferred and five-year warrants to purchase 240,305 shares of our common stock at a fixed exercise price of $7.00 per share (Series B Warrants) all of the approximately $1.3 million outstanding balance (principal and accrued but unpaid interest) of the 2014 Unit Notes that we issued to Platinum, as described previously in Note 7, Convertible Promissory Notes and Other Notes Payable;

•	Purchased approximately $1.5 million (including accrued but unpaid interest thereon) of outstanding 2014 Unit Notes we had previously issued to various accredited investors from the respective holders thereof (Acquired Unit Notes) and converted the entire approximately $1.5 million outstanding balance of the Acquired Unit Notes into 265,699 shares of Series B Preferred and Series B Warrants to purchase 265,699 shares of our common stock, as described previously in Note 7, Convertible Promissory Notes and Other Notes Payable;

•	Entered into a Securities Purchase Agreement (SPA) to purchase from us, in our self-placed private placement, for $1.0 million, a total of 142,857 shares of Series B Preferred and a Series B Warrant to purchase 142,857 shares of our common stock, which shares of Series B Preferred and Series B Warrants have been purchased and issued;

•	Amended the Platinum Warrants previously issued by us to Platinum in connection with the Senior Secured Notes and the Series A Exchange Warrant to (i) fix the exercise price thereof, (ii) eliminate the exercise price reset features and (iii) fix the number of shares of our common stock issuable thereunder, and (iv) eliminate the cashless exercise provisions from the Platinum Warrants; and

•	Agreed to refrain from the sale of any shares of our common stock held by Platinum or its affiliates until the earlier to occur of an effective registration statement relating to resale of certain specified shares of common stock under the Securities Act of 1933, as amended, or the closing price of our common stock is at least $15.00 per share.

As additional consideration for the several agreements of Platinum under the Platinum Agreement, we issued to Platinum 400,000 shares of Series B Preferred (Additional Consideration Shares) and Series B Warrants (Additional Consideration Warrants) to purchase 1.2 million shares of our common stock, and exchanged 30,000 shares of our common stock then beneficially owned or controlled by Platinum for 30,000 shares of Series B Preferred. Considering the exchangeability of the Series B Preferred into our common stock, the dividend applicable to the Series B Preferred prior to such exchange and other factors, we determined that the fair value of a share of Series B Preferred issued to Platinum pursuant to the Platinum Agreement was equal to the market value of a share of our common stock on the effective date of the Platinum Agreement. Based on the $10.00 per share fair value of the Series B Preferred at the May 12, 2015 effective date of the Platinum Agreement, we issued Additional Consideration Shares having an aggregate fair value of $4.0 million to Platinum. We valued the Additional Consideration Warrants at an aggregate of $8,270,900 using the Black Scholes option pricing model and the same assumptions used in valuing the Series B Warrants issued to Platinum in connection with the conversion of the Platinum Unit Notes and the Acquired Unit Notes, as described previously in Note 7, Convertible Promissory Notes and Other Notes Payable. We recognized the aggregate fair value of the Additional Consideration Shares and Additional Consideration Warrants as a non-cash component of loss on debt extinguishment in the quarter ended June 30, 2015, as reflected in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

August 2015 Agreement with Platinum

On August 3, 2015, we entered into the August 2015 Agreement with Platinum pursuant to which we agreed to sell to Platinum an additional $3.0 million of our Series B Preferred and Series B Warrants between August 15, 2015 and October 15, 2015 and issue an aggregate of 458,571 shares of Series B Preferred and Series B Warrants to purchase 458,571 shares of our common stock. Through December 31, 2015, Platinum had purchased an aggregate of $1,650,000 of Series B Preferred and Series B Warrants contemplated under the August 2015 Agreement and we had issued 235,714 shares of Series B Preferred and Series B Warrants to purchase 235,714 shares of our common stock related to such purchases.

2015 Series B Preferred Unit Offering

Between May 26, 2015 and December 31, 2015, in self-placed private placement transactions, we sold to accredited investors an aggregate of $4,397,800 of units in our Series B Preferred Unit offering, which units consist of Series B Preferred and Series B Warrants (together Series B Preferred Units), including $2,650,000 to Platinum, which amount includes $1,650,000 pursuant to the August 2015 Agreement with Platinum. We issued 628,264 shares of Series B Preferred and Series B Warrants to purchase 628,264 shares of our common stock.  Through December 31, 2015, we received an aggregate of $4,397,800 in cash proceeds from our self-placed private placement and sale of the Series B Preferred Units.

We allocated the proceeds from the sale of the Series B Preferred Units to the Series B Preferred and the Seies B Warrants based on their relative fair values on the dates of the sales. As described in Note 7, Convertible Promissory Notes and Other Notes Payable, we determined that the fair value of a share of Series B Preferred was equal to the quoted market value of a share of our common stock on the date of a Series B Preferred Unit sale. We calculated the fair value of the Series B Warrants using the Black Scholes Option Pricing Model and the weighted average assumptions indicated in the table below. The table below also presents the aggregate allocation of the Series B Preferred Unit sales proceeds based on the relative fair values of the Series B Preferred and the Series B Warrants as of their respective Series B Preferred Unit sales dates.  The difference between the relative fair value per share of the Series B Preferred, approximately $4.12 per share, and its Conversion Price (or stated value) of $7.00 per share represents a deemed dividend to the purchasers of the Series B Preferred Units. Accordingly, we have recognized a deemed dividend in the aggregate amount of $1,811,800 in arriving at net loss attributable to common stockholders in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss for the nine months ended December 31, 2015.

See Note 10, Subsequent Events, for disclosure regarding additional sales of Series B Preferred Units after December 31, 2015.

Unit Warrants
Warrant	Weighted Average Issuance Date Valuation Assumptions						Per Share Fair	Aggregate Fair Value	Aggregate Proceeds	Aggregate Allocation of Proceeds Based on Relative Fair Value of:
Risk free
Shares	Market	Exercise	Term	Interest		Dividend	Value of	of Unit	of Unit		Unit
Issued	Price	Price	(Years)	Rate	Volatility	Rate	Warrant	Warrants	Sales	Unit Stock	Warrant

628,264	$ 10.86	$ 7.00	5.00	1.65%	77.16%	0.0%	$ 7.72	$ 4,849,100	$ 4,397,800	$ 2,585,900	$ 1,811,900

Registration Statement for Common Stock underlying Series B Preferred and Series B Warrants

The securities purchase agreements for the Series B Preferred and Series B Preferred Units executed with Platinum, the holders of the Investor Unit Notes, the holders of our promissory notes and other contractual indebtedness converted into shares of Series B Preferred, initial investors in Series B Preferred Units, and certain others to whom we issued Series B Preferred, contained registration rights requiring that a Registration Statement on Form S-1 (Registration Statement) registering, under the Securities Act, certain shares of common stock underlying the Series B Preferred and the Series B Warrants be declared effective on or before August 30, 2015. We filed an initial Registration Statement with the SEC on July 21, 2015, which we amended on August 25, 2015, and which was declared effective by the SEC on August 28, 2015. The Registration Statement registered an aggregate of 3,992,479 shares of our common stock underlying outstanding Series B Preferred and Series B Warrants.  Accordingly, we incurred no cash or in kind penalties under the securities purchase agreements.

Conversion of Series B Preferred to Common Stock

Between September 2015 and December 31, 2015, holders of an aggregate of 213,318 shares of Series B Preferred converted such shares into an equivalent number of registered shares of our common stock.  Additionally, we issued an aggregate of 5,976 shares of our restricted common stock in payment of $43,500 in accrued dividends on the Series B Preferred converted.

Issuance of Securities to Professional Service Providers

In June 2015, we issued, in a self-placed private placement transaction, an aggregate of 25,000 shares of our Series B Preferred having a fair value of $250,000 as compensation for legal services related to our debt restructuring and other corporate finance matters.  Effective on June 30, 2015, we issued, in a self-placed private placement transaction, an aggregate of 90,000 shares of our Series B Preferred having an aggregate value of $1,350,000 as compensation for financial advisory and corporate development service contracts with two independent contractors for services to be performed through June 30, 2016. The value of the Series B Preferred grants was recorded as a prepaid expense in the Condensed Consolidated Balance Sheet at the date of the grant and is being expensed ratably over the twelve months ending June 30, 2016, with $337,500 and $675,000 expensed as a component of general and administrative expense in the three and nine months ended December 31, 2015, respectively.  During the quarter ended June 30, 2015, we also issued, in a self-placed private placement transaction, an aggregate of 50,000 shares of our common stock, having an aggregate value of $500,000, as compensation under two corporate development service contracts. The value of the common stock grants was expensed as a component of general and administrative expense in the Condensed Consolidated Statement of Operations and Comprehensive Loss for the quarter ended June 30, 2015. During the quarter ended September 30, 2015, we issued, in a self-placed private placement transaction, an aggregate of 10,000 shares of our Series B Preferred having an aggregate fair value of $120,000 to two providers of intellectual property-related legal services.  During the quarter ended December 31, 2015, we issued warrants to purchase an aggregate of 45,000 shares of our unregistered common stock to four parties as compensation under certain investment banking agreements.  We valued the warrants granted on the dates indicated using the Black Scholes Option Pricing Model and the following assumptions

Assumption:	11/23/2015	12/11/2015
Market price per share	$6.75	$5.00
Exercise price per share	$7.00	$7.00
Risk-free interest rate	1.70%	1.16%
Contractual term in years	5.0	3.0
Volatility	77.95%	77.88%
Dividend rate	0.0%	0.0%

Fair Value per share	$4.22	$2.12
Warrant shares granted	7,500	37,500
Expense recognized	$31,700	$79,600

In connection with the November 2015 warrant grant, we also issued 15,750 shares of unregistered common stock valued at $106,300 and, in connection with the December 11, 2015 warrant grant, we made a cash payment of $20,000. We recognized an aggregate of $237,600 in general and administrative expense during the quarter ended December 31, 2015 attributable to these agreements, of which $20,000 was cash.

Modification of Warrants

In addition to warrants modified in connection with conversions of certain of our outstanding promissory notes into Series B Preferred as described earlier in Note 7, Convertible Promissory Notes and Other Notes Payable, on June 10, 2015, we modified certain other outstanding warrants to purchase an aggregate of 54,576 shares of our common stock to reduce their exercise price. We calculated the fair value of the modified warrants immediately before and after the modifications and determined that the fair value of the warrants increased by an aggregate of $122,300, which we recognized as a component of general and administrative expense in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the quarter ended June 30, 2015, with a corresponding credit to additional paid-in capital. The warrants subject to the exercise price modifications were valued using the Black-Scholes Option Pricing Model and the following assumptions:

Assumption:	Pre- modification	Post- modification
Market price per share	$10.00	$10.00
Exercise price per share (weighted average)	$30.23	$11.92
Risk-free interest rate (weighted average)	0.8%	0.83%
Remaining contractual term in years (weighted average)	2.26	2.26
Volatility (weighted average)	73.7%	73.7%
Dividend rate	0.0%	0.0%

Fair Value per share (weighted average)	$1.55	$3.79

Warrant Grants and Modifications

On September 2, 2015, when the market price of our common stock was $9.11 per share, our Board of Directors (Board) authorized the grant of fully-vested five-year warrants to purchase an aggregate of 650,000 restricted shares of our common stock at an exercise price of $9.25 per share, including an aggregate of 600,000 of such shares to company officers and independent members of the Board. We valued the new warrant grants at $5.68 per share, or an aggregate of $3,692,900, using the Black Scholes Option Pricing Model and the assumptions indicated in Note 2, Summary of Significant Accounting Policies. We recognized non-cash research and development and general and administrative stock compensation expense in the amounts of $852,200 and $2,840,700, respectively, attributable to the warrant grants in the quarter ended September 30, 2015, which amounts are reflected in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

On November 11, 2015, when the market price of our common stock was $6.50 per share, our Board authorized the modification of outstanding warrants to purchase an aggregate of 1,123,533 shares of our common stock, including warrants to purchase an aggregate of 600,000 shares granted in September 2015, as described above, previously granted to company officers, independent members of the Board and a key scientific advisor to reduce the exercise prices thereof to $7.00 per share and to extend through March 19, 2019 the expiration date of such warrants to purchase an aggregate of 10,803 shares of our unregistered common stock otherwise scheduled to expire during calendar 2016. We calculated the fair value of the modified warrants immediately before and after the modifications and determined that the fair value of the warrants increased by an aggregate of $492,600. We recognized $357,500 of such increase as a component of general and administrative expense in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the quarter ended December 31, 2015, and the remaining $135,100 as a component of research and development expense in the same period.  The warrants subject to the exercise price modifications were valued using the Black-Scholes Option Pricing Model and the following assumptions:

Assumption:	Pre- modification	Post- modification
Market price per share	$6.50	$6.50
Exercise price per share (weighted average)	$9.97	$7.00
Risk-free interest rate (weighted average)	1.74%	1.75%
Remaining contractual term in years (weighted average)	5.13	5.16
Volatility (weighted average)	78.8%	78.7%
Dividend rate	0.0%	0.0%

Fair Value per share (weighted average)	$3.65	$4.08

Warrants Outstanding

Following the Series B Warrant issuances and other warrant grants and modifications described above, at December 31, 2015, we had outstanding warrants to purchase shares of our unregistered common stock at a weighted average exercise price of $7.81 per share as follows:

		Shares Subject
Exercise		to Purchase at
Price	Expiration	December 31,
per Share	Date	2015

$7.00	9/30/2017 to 3/3/2023	4,169,645
$9.25	9/2/2020	50,000
$10.00	1/31/2016 to 1/11/2020	554,915
$15.00	2/14/2018 to 3/4/2018	75,389
$20.00	7/30/2016 to 9/15/2019	115,448
$30.00	2/13/2016 to 11/20/2017	6,100

		4,971,497

9.  Capital Stock

Reverse Split (Stock Consolidation) of our Common Stock

As indicated in Note 2, Basis of Presentation and Going Concern, we consummated the Stock Consolidation, a 1-for-20 reverse split of our authorized, and issued and outstanding shares of common stock, effective on August 14, 2014. The par value of our common stock remained unchanged at $0.001 per share following the Stock Consolidation. The Stock Consolidation was approved by the Financial Industry Regulatory Authority (FINRA) on August 13, 2014, and became effective on the OTCQB at the opening of trading on August 14, 2014. Each reference to shares of common stock or the price per share of common stock in these financial statements is post-Stock Consolidation, and reflects the 1-for-20 adjustment as a result of the Stock Consolidation.

Series A Preferred Stock

In December 2011, our Board of Directors authorized the creation of a series of up to 500,000 shares of Series A Preferred, par value $0.001 (Series A Preferred).  Each restricted share of Series A Preferred was initially convertible at the option of the holder into one-half of one restricted share of our common stock.  The Series A Preferred ranks prior to the common stock for purposes of liquidation preference.

The Series A Preferred has no separate dividend rights, however, whenever the Board of Directors declares a dividend on the common stock, each holder of record of a share of Series A Preferred shall be entitled to receive an amount equal to such dividend declared on one share of common stock multiplied by the number of shares of common stock into which such share of Series A Preferred could be converted on the Record Date.

Except with respect to transactions upon which the Series A Preferred shall be entitled to vote separately as a class, the Series A Preferred has no voting rights. The restricted common stock into which the Series A Preferred is convertible shall, upon issuance, have all of the same voting rights as other issued and outstanding shares of our common stock.

In the event of the liquidation, dissolution or winding up of the affairs of the Company, after payment or provision for payment of our debts and other liabilities, the holders of Series A Preferred then outstanding shall be entitled to receive an amount per share of Series A Preferred calculated by taking the total amount available for distribution to holders of all of our outstanding common stock before deduction of any preference payments for the Series A Preferred, divided by the total of (x), all of the then outstanding shares of our common stock, plus (y) all of the shares of our common stock into which all of the outstanding shares of the Series A Preferred can be converted before any payment shall be made or any assets distributed to the holders of the common stock or any other junior stock.

At March 31, 2015 and 2014, there were 500,000 restricted shares of Series A Preferred outstanding, all issued to Platinum or its affiliates. Platinum acquired the Series A Preferred pursuant to the transactions described below.  In October 2012, Platinum’s exchange rights with respect to the Series A Preferred were modified as described in the section entitled Modification of Series A Preferred Exchange Rights and Deemed Dividend, below.

·	December 2011 Common Stock Exchange Agreement with Platinum

On December 22, 2011, we entered into a Common Stock Exchange Agreement (the Exchange Agreement") with Platinum, pursuant to which Platinum converted 24,200 restricted shares of our common stock into 45,980 restricted shares of Series A Preferred (the Exchange).  Each restricted share of Series A Preferred issued to Platinum was initially convertible into ten restricted shares of our common stock.  At the time of the Exchange, we determined the fair value of the common stock subject to the Exchange to be $31.00 per share and have  reflected the 24,200 restricted common shares as treasury stock on that basis in the accompanying Consolidated Balance Sheet at March 31, 2015 and 2014.

•	December 2011 Note and Warrant Exchange Agreement with Platinum

On December 29, 2011, we entered into a Note and Warrant Exchange Agreement with Platinum pursuant to which a promissory note in the face amount of $4,000,000 plus accrued interest and all outstanding warrants issued to Platinum to purchase an aggregate of 79,993 restricted shares of our common stock were cancelled in exchange for 391,075 restricted shares of Series A Preferred.  Each share of Series A Preferred was initially convertible into one-half of one share of our common stock. We issued 231,090 restricted shares of Series A Preferred to Platinum in connection with the note cancellation based on the sum of the $4,000,000 principal balance of the note plus accrued but unpaid interest through May 11, 2011 adjusted for a 125% conversion premium, net of the $1,719,800 aggregate exercise price of the 79,993 outstanding warrants held by Platinum, and a contractual conversion basis of $35.00 per common share, all adjusted for the initial 1:10 Series A Preferred to common exchange ratio.  An additional 159,985 restricted shares of Series A Preferred were issued to Platinum in connection with the warrant exercise and exchange to acquire the common shares issued upon the warrant exercise.

•	2012 Exchange Agreement with Platinum

On June 29, 2012, we entered into an Exchange Agreement (the 2012 Platinum Exchange Agreement) with Platinum pursuant to which we issued Platinum 62,945 restricted shares of Series A Preferred in exchange for 31,473 restricted shares of our common stock then owned by Platinum, in consideration for Platinum’s agreement to purchase from us a senior secured convertible promissory note in the face amount of $500,000.  We estimated the fair value of the Series A Preferred shares tendered to Platinum under the terms of the 2012 Platinum Exchange Agreement at $736,400 ($23.40 per share on a common share equivalent basis). The common shares exchanged for shares of Series A Preferred are treated as treasury stock on that basis in the accompanying Consolidated Balance Sheet at March 31, 2015 and 2014.

Modification of Series A Preferred Exchange Right

Pursuant to the October 2012 Agreement described more completely in Note 8, Convertible Promissory Notes and Other Notes Payable, Platinum’s exchange rights in the Series A Preferred were modified such that Platinum now has the right and option to exchange the 500,000 restricted shares of our Series A Preferred that it holds for (i) a total of 750,000 restricted shares of our common stock, and (ii) a five-year warrant to purchase 350,000 restricted shares of our common stock, originally at an exercise price of $30.00 per share (Series A Exchange Warrant). The Series A Exchange Warrant, when issued, will have the same features, including exercise price and anti-dilution provisions as the Exchange Warrant and the Investment Warrants issued to Platinum between October 2012 and July 2013 (collectively, the Platinum Warrants) and accordingly, has been treated as a component of Warrant Liability in our Consolidated Balance Sheets since the effective date of the October 2012 Agreement. Effective on May 24, 2013, we entered into an Amendment and Waiver Agreement (the Amendment and Waiver) with Platinum pursuant to which we agreed to reduce the exercise price of the Platinum Warrants and the Series A Exchange Warrant from $30.00 per share to $10.00 per share in consideration for Platinum’s agreement to waive certain of its rights under the anti-dilution provisions of the Platinum Warrants and the Series A Exchange Warrant.  See the section entitled Modification of Platinum Warrants, later in this note, for a more complete description of the Amendment and Waiver.

Similarly to the Platinum Warrants, we remeasure the fair value of the Series A Exchange Warrant at each quarterly reporting period and reflect the change in its fair value as a component of the Change in Warrant Liability in the Consolidated Statement of Operations.  The fair value of the Series A Exchange Warrant was determined to be $2,198,400 and $2,058,600 as of March 31, 2015 and 2014, respectively, and the $139,800 increase in fair value since March 31, 2014 is reflected as a component of the Change in Warrant Liability in the accompanying Consolidated Statement of Operations and Comprehensive Loss for the fiscal year ended March 31, 2015.

As described in Note 16, Subsequent Events, during May 2015, we entered into an agreement with Platinum pursuant to which Platinum agreed to amend the Platinum Warrants and the Series A Exchange Warrant to fix the exercise price thereof at $7.00 per share and eliminate the exercise price reset features and fix the number of shares of our common stock issuable thereunder.  This amendment will result in the elimination of the warrant liability with respect to these warrants during the first quarter of our fiscal year ended March 31, 2016.

Creation of Series B Preferred Stock

On July 17, 2014, our Board of Directors authorized the creation of a class of Series B Preferred Stock (Series B Preferred) to provide for the potential conversion of the Senior Secured Convertible Promissory Notes held by Platinum totaling approximately $4.3 million in principal and accrued interest at December 31, 2014 (Outstanding Balance) into Series B Preferred. At March 31, 2015, we had not yet filed a certificate of designation with the Nevada Secretary of State to amend our Articles of Incorporation to formally establish the Series B Preferred.  Refer to Note 16, Subsequent Events, for information regarding the filing of a Certificate of Designation for the Series B Preferred with the Nevada Secretary of State and the issuance of Series B Preferred in May and June 2015.

2014 Unit Private Placement

Between late-March 2014 and March 31, 2015, we entered into securities purchase agreements with accredited investors, including Platinum, pursuant to which we sold units to such accredited investors in private placement transactions (2014 Units), for aggregate cash proceeds of $3,113,500, consisting of (i) 2014 Unit Notes in the aggregate face amount of $3,113,500 which are due on March 31, 2015 or automatically convertible into securities we may issue upon the consummation of a Qualified Financing, defined as (a) an equity-based public financing registered with the SEC, or (b) a private equity-based financing or series of private equity-based financings, in either case in which we receive at least $10 million in gross cash proceeds prior to March 31, 2015; (ii) an aggregate of 282,850 restricted shares of our common stock (2014 Unit Stock); and (iii) warrants exercisable through December 31, 2016 to purchase an aggregate of 282,850 restricted shares of our common stock at an exercise price of $10.00 per share (2014 Unit Warrants). We sold $1,250,000 of such Units to Platinum, issuing 2014 Unit Notes in the face amount of $1,250,000; 125,000 restricted shares of 2014 Unit Stock and 2014 Unit Warrants to purchase 125,000 shares of our common stock to Platinum. The Outstanding Balance of each 2014 Unit Notes is convertible into shares of our common stock at a conversion price of $10.00 per share at or prior to maturity, at the option of each investor. In addition, however, the Outstanding Balance is automatically convertible into securities substantially similar to those we may issue in a Qualified Financing at an amount determined by multiplying the Outstanding Balance by 1.25, and dividing the resulting number by the price per share of securities offered in the Qualified Financing. Under certain circumstances, the holders of the 2014 Unit Notes may request payment in cash in lieu of automatic conversion into the securities of the Qualified Financing. We sold $50,000 of 2014 Units prior to March 31, 2014, which Units are reflected in the figures above. See Note 16, Subsequent Events, for information regarding additional sales of 2014 Unit Notes in April and May 2015 and the conversion of the 2014 Unit Notes pursuant to a private placement financing in May 2015.

We allocated the proceeds from the sale of the 2014 Units to the various securities based on their relative fair values on the dates of the sales. As described in Note 8, Convertible PromissoryNotes and Other Notes Payable, based on the short-term nature of the Unit Notes, we determined that fair value of the 2014 Unit Notes was equal to their face value. We determined the fair value of the 2014 Unit Stock based on the quoted market price of our common stock on the date of the 2014 Unit sale. We calculated the fair value of the 2014 Unit Warrants using the Black Scholes Option Pricing Model and the weighted average assumptions indicated in the table below. The table below also presents the aggregate allocation of the 2014 Unit sales proceeds based on the relative fair values of the 2014 Unit Stock, 2014 Unit Warrants and 2014 Unit Notes as of their respective 2014 Unit sales dates.

Unit Warrants
	Weighted Average Issuance Date Valuation Assumptions						Per Share Fair	Aggregate Fair Value	Aggregate Proceeds	Aggregate Allocation of Proceeds Based on Relative Fair Value of:
Warrant				Risk free
Shares	Market	Exercise	Term	Interest		Dividend	Value of	of Unit	of Unit		Unit
Issued	Price	Price	(Years)	Rate	Volatility	Rate	Warrant	Warrants	Sales	Unit Stock	Warrant	Unit Note

282,850	$9.28	$10.00	2.17	0.62%	72.36%	0.0%	$3.63	$1,027,000	$3,133,500	$1,122,400	$454,200	$1,556,900

2013 Unit Private Placement

Between August 2013 and March 2014, we entered into securities purchase agreements with accredited investors pursuant to which we sold units to such accredited investors in private placement transactions (2013 Units), for aggregate cash proceeds of $1,007,500, including $50,000 in lieu of repayment of previous advances to us made by one of our executive officers.  The 2013 Units consisted of (i) 10% convertible promissory notes in the aggregate face amount of $1,007,500 maturing on July 30, 2014 (2013 Unit Notes) (ii) an aggregate 100,750 restricted shares of our common stock (2013 Unit Stock); and (iii) warrants exercisable through July 30, 2016 to purchase an aggregate of 100,750 restricted shares of our common stock at an exercise price of $20.00 per share (2013 Unit Warrants). The 2013 Unit Notes and related accrued interest were convertible into restricted shares of our common stock at a conversion price of $10.00 per share at or prior to maturity, at the option of each investor.

We allocated the proceeds from the sale of the 2013 Units to the various securities in each 2013 Unit based on their relative fair value on the dates of the sales. As described in Note 8, Convertible PromissoryNotes and Other Notes Payable, based on the short-term nature of the 2013 Unit Notes, we determined that fair value of the 2013 Unit Notes was equal to their face value. We determined the fair value of the 2013 Unit Stock based on the quoted market price of our common stock on the date of the 2013 Unit sale. We calculated the fair value of the 2013 Unit Warrants using the Black Scholes Option Pricing Model and the weighted average assumptions indicated in the table below. The table below also presents the aggregate allocation of the 2013 Unit sales proceeds based on the relative fair values of the 2013 Unit Stock, 2013 Unit Warrants and 2013 Unit Notes at the respective 2013 Unit sales date.

2013 Unit Warrants
	Weighted Average Issuance Date Valuation Assumptions						Per Share Fair	Aggregate Fair Value	Aggregate Proceeds	Aggregate Allocation of Proceeds Based on Relative Fair Value of:
Warrant				Risk free
Shares	Market	Exercise	Term	Interest		Dividend	Value of	of Unit	of Unit		Unit
Issued	Price	Price	(Years)	Rate	Volatility	Rate	Warrant	Warrants	Sales	Unit Stock	Warrant	Unit Note

100,750	$9.01	$20.00	2.68	0.58%	76.29%	0.0%	$2.53	$254,700	$1,007,500	$415,000	$111,400	$481,100

Amendment of 2013 Unit Notes and 2013 Unit Warrants

As indicated in Note 8, Convertible Promissory Notes and Other Notes Payable, effective May 31, 2014, we entered into note and warrant amendment agreements with substantially all holders of 2013 Unit Notes and 2013 Unit Warrants to (i) modify certain terms of their 2013 Unit Notes, including the maturity date and certain conversion features, to conform to the corresponding terms of the 2014 Unit Notes and (ii) to modify certain terms of the 2013 Unit Warrants, including the exercise price and expiration date, to conform to the corresponding terms of the 2014 Unit Warrants. Holders of 2013 Unit Notes having an aggregate initial face amount of $895,000 and warrants to purchase an aggregate of 93,250 restricted shares of our common stock agreed to the amendments.

We calculated the fair value of the modified 2013 Unit Warrants immediately before and after the modifications and determined that the fair value of the warrants increased by an aggregate of $272,900, which we treated as a component of loss on extinguishment of debt in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss with a corresponding credit to additional paid-in capital, an equity account. The warrants subject to the exercise price modifications were valued using the Black-Scholes Option Pricing Model and the following assumptions:

Assumption:	Pre-modification	Post-modification
Market price per share	$12.60	$12.60
Exercise price per share	$20.00	$10.00
Risk-free interest rate	0.44%	0.62%
Remaining contractual term in years	2.17	2.59
Volatility	75.6%	76.6%
Dividend rate	0.0%	0.0%

Fair Value per share	$3.73	$6.65

Issuance of Securities in Satisfaction of Technology License and Maintenance Fees and Patent Expenses

In April 2014, we entered into an agreement with Icahn School of Medicine at Mount Sinai (Icahn School), one of our long-term stem cell technology licensors, pursuant to which we issued (i) a 10% promissory note in the face amount of $300,000 due on the earlier of December 31, 2014, or the completion of a qualified financing, as defined, (ii) 15,000 restricted shares of our common stock and (iii) a warrant exercisable through March 31, 2019 to purchase 15,000 restricted shares of our common stock at an exercise price of $10.00 per share to Icahn School in satisfaction of $288,400 of stem cell technology license maintenance fees and reimbursable patent prosecution costs (the Icahn School Agreement). Based on the short-duration of the note, its interest rate and other terms, we determined that the fair value of the note at the date of issuance was equal to its face value. We determined the fair value of stock to be $141,000, based on the $9.40 per share quoted market price of our common stock on the date of the agreement. We calculated the fair value of the warrant to be $5.95 per share, or $89,200, using the Black Scholes Option Pricing Model and the following assumptions: market price per share: $9.40; exercise price per share: $10.00; risk-free interest rate: 1.59%; contractual term: 5.0 years; volatility: 80.3%; expected dividend rate: 0%.  We recognized a loss on extinguishment of debt in the amount of $241,800 related to this settlement in the accompanying Statement of Operations and Comprehensive Loss. Under the terms of the Icahn School Agreement, an additional $35,800 of license maintenance fees and reimbursable patent prosecution costs were added to the principal amount of the promissory note through March 31, 2015. The note remains outstanding at March 31, 2015.

Issuance of Common Stock to Consultants

In May 2014, we entered into a consulting agreement for strategic advisory and business development services pursuant to which we issued 10,000 restricted shares of our common stock as partial compensation for such professional services. We determined the fair value of stock to be $134,000, based on the $13.40 per share quoted market price of our common stock on the date of the agreement. Additionally, under the terms of the agreement, we paid an aggregate of $80,000 between May 2014 and December 31, 2014 as additional compensation for professional services rendered by the consultant. Effective January 12, 2015, we entered into a new consulting agreement with this consultant for similar services through December 31, 2015 pursuant to which we have issued 20,000 restricted shares of our common stock valued at $160,000, based on the $8.00 per share quoted market price of our common stock on the date of the agreement, and made cash payments of $20,000 as compensation for such professional services.

In March 2015, we entered into a consulting agreement with another consultant for additional advisory and business development services pursuant to which we issued 25,000 restricted shares of our common stock as compensation for such professional services. We determined the fair value of stock to be $175,000, based on the $7.50 per share quoted market price of our common stock on the date of the agreement.

In March 2015, we issued 16,667 shares of our common stock valued at $166,700 to our legal counsel in settlement of direct legal fees related to services provided with respect to our prospective public offering of our equity securities in the fall of 2014 and the Autilion Financing.  We recognized a loss of $16,700 with respect to this settlement, which is included in Loss on Extinguishment of Debt in the accompanying Statement of Operations and Comprehensive Loss for the year ended March 31, 2015.

Warrants to Purchase Common Stock

Warrant Grants and Exercises

In January 2015, when the market price of our common stock was $8.00 per share, our Board of Directors (Board) authorized the grant of fully-vested five-year warrants to purchase an aggregate of 381,000 restricted shares of our common stock at an exercise price of $10.00 per share, including an aggregate of 340,000 such shares to company officers and independent members of the Board. The Board also granted one-year warrants to purchase 5,715 restricted shares of our common stock at an exercise price of $10.00 per share to consultants whose warrants had expired at December 31, 2014. Additionally, the Board extended by one year the expiration date of outstanding warrants to purchase 90,675 shares of our restricted common stock otherwise expiring during calendar 2015 and reduced the exercise price to $15.00 per share for such of those extended term warrants having exercise prices in excess of that amount.

We valued the new warrant grants at $1,756,900 using the Black Scholes Option Pricing Model and the following assumptions:  market price per share: $8.00; exercise price per share: $10.00; risk-free interest rate: 1.45% for five-year warrants and 0.24% for one-year warrants; contractual term: 5 years or 1 year; volatility: 75.86% for five-year warrants and 69.74% for one-year warrants; expected dividend rate: 0%..

We calculated the fair value of the modified warrants immediately before and after the modifications and determined that the fair value of the warrants increased by $98,400, which is reflected in general and administrative expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss for the fiscal year ended March 31, 2015.  The warrants subject to the exercise price modifications and term extensions were valued using the Black-Scholes Option Pricing Model and the following assumptions:

Assumption:	Pre-modification	Post-modification
Market price per share at modification date	$8.00	$8.00
Exercise price per share (weighted average)	$23.13	$13.00
Risk-free interest rate (weighted average)	0.04%	0.31%
Contractual term in years (weighted average)	0.24	1.24
Volatility (weighted average)	69.7%	69.8%
Dividend rate	0.0%	0.0%

Weighted Average Fair Value per share	$0.22	$1.31

On March 19, 2014, we granted five-year warrants to purchase an aggregate of 20,750 restricted shares of our unregistered common stock at an exercise price of $10.00 per share to the independent members of our Board and certain of our officers.  The warrants became exercisable for 50% of the shares on April 1, 2014, and become exercisable for an additional 25% of the shares on April 1, 2015 and 25% of the shares on April 1, 2016, provided that the warrant will become fully vested upon a change in control of the Company, as defined, or the consummation between us and a third party of a license or sale transaction involving at least one new drug rescue variant.  We valued the warrants at $120,800 using the Black Scholes Option Pricing Model and the following assumptions:  market price per share: $9.20; exercise price per share: $10.00; risk-free interest rate: 1.75%; contractual term: 5 years; volatility: 80.57%; expected dividend rate: 0%.  We recognized stock compensation expense of $54,100 related to the grants in the fourth quarter of the fiscal year ended March 31, 2014 and $27,000 during the fiscal year ended March 31, 2015..

In October 2013, we issued new warrants to purchase an aggregate of 11,875 shares of our restricted common stock to certain former warrant holders whose warrants to purchase an equivalent number of shares of our restricted common stock at an exercise price of $30.00 per share had recently expired.  We calculated the fair value of the new warrants as $0.63 per share, using the Black-Scholes Option Pricing Model and the following assumptions. market price per share: $10.00; exercise price per share: $30.00; risk-free interest rate: 0.20%; contractual term: 1.32 years; volatility: 73.5%; and expected dividend rate: 0%.  We recorded the aggregate fair value of $7,400 for the new warrants in general and administrative expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss for the fiscal year ended March 31, 2014.

In June 2013 and October 2013, our Chief Executive Officer partially exercised an outstanding warrant to purchase 2,500 and 500 restricted shares of the Company’s common stock, respectively, at an exercise price of $12.80 per share, and we received cash proceeds of $32,000 and $6,400, respectively, from the exercises.

Modification of Warrants Held by Platinum

As indicated earlier in this note, effective on May 24, 2013, we entered into an Amendment and Waiver Agreement (Amendment and Waiver) with Platinum pursuant to which we agreed to reduce the exercise price of the Exchange Warrant and the Investment Warrants issued to Platinum between October 2012 and March 2013 (collectively, the “Warrants”) from $30.00 per share to $10.00 per share in consideration for Platinum’s agreement to waive its rights for any increase in the number of shares of common stock issuable under the adjustment provisions of the Exchange Warrant and the Investment Warrants that would otherwise occur from (i) our sale of shares of our common stock at a price of $10.00 per share in connection with the Autilion Financing; (ii) the March 2013 grant of warrants to certain of our officers and independent directors to purchase an aggregate of 150,000 restricted shares of common stock at an exercise price of $12.80 per share; and (iii) our issuance of restricted shares of our common stock resulting in gross proceeds not to exceed $1.5 million in connection with the exercise by warrant holders, by no later than June 30, 2013, subsequently extended to July 30, 2013, of previously outstanding warrants for which we may reduce the exercise price to not less than $10.00 per share. (See “Other Warrant Modifications and Exercises” below.)

As described in Note 4, Fair Value Measurements and in Note 8, Convertible Promissory Notes and Other Notes Payable, we re-measure the fair value of the Platinum Warrants at the end of each quarterly reporting period.  The fair value re-measurement at June 30, 2013 incorporated the modification of the exercise price resulting from the Amendment and Waiver and the corresponding adjustment was reflected as a component of the Warrant Liability at that date.  We also re-measure at the end of each reporting period the fair value of the Series A Exchange Warrant which is contingently issuable to Platinum upon the exchange of its shares of our Series A Preferred Stock into shares of our restricted common stock.  At March 31, 2015 and 2014, we determined the fair values of the Platinum Warrants and the Series A Preferred Exchange Warrant to be a weighted average of $ 5.09.and $5.40 per share, respectively, or an aggregate of $3,008,500 and 2,973,900, which amounts are reflected as Warrant Liability in the accompanying Consolidated Balance Sheets at March 31, 2015 and 2014, respectively.  We determined the fair value of the warrants at March 31, 2015 and 2014 using the assumptions indicated in the table below.

	March 31,
	2015	2014

Market price of common stock	$10.00	$9.20
Exercise price per share	$10.00	$9.80 to $10.00
Risk-free interest rate	0.74% to 1.37%	1.73%
Volatility	73.3% to 75.9%	75%
Term (years)	2.5 to 5.0	3.5 to 5.0
Dividend rate	0%	0%
Probability of Series A Preferred exchange	95%	95%

Fair value per share	$4.45 to $6.17	$5.20 to $5.80

Other Warrant Modifications and Exercises

During the months of June and July 2013, we offered certain long-term warrant holders the opportunity to exercise warrants having an exercise price of $30.00 per share to purchase shares of our restricted common stock at a reduced exercise price of $10.00 per share through July 30, 2013.  Warrant holders exercised warrants to purchase an aggregate of 26,419 restricted shares of our common stock and we received cash proceeds of $264,200.  In addition, certain warrant holders exercised modified warrants to purchase 832 restricted shares of our common stock in lieu of our payment in satisfaction of amounts due for professional services in the aggregate amount of $8,300. We calculated the fair value of the warrants exercised immediately before and after the modifications and determined that the fair value of the warrants exercised decreased.

In October 2013, we modified certain outstanding warrants held by our long-term investors and consultants to purchase an aggregate of 64,639 restricted shares of our common stock to reduce the exercise price of the warrants to $10.00 per share and, for warrants scheduled to expire on December 31, 2013, extend the exercise term of the warrants until January 31, 2015, generally without modifying the exercise price.  We calculated the fair value of the warrants immediately before and after the modifications and determined that the fair value of the warrants increased by $77,800, which is reflected in general and administrative expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss for the fiscal year ended March 31, 2014.  The warrants subject to the exercise price modifications and term extensions were valued using the Black-Scholes Option Pricing Model and the following assumptions:

Assumption:	Pre-modification	Post-modification
Market price per share at modification date	$10.00	$10.00
Exercise price per share (weighted average)	$31.97	$24.68
Risk-free interest rate (weighted average)	0.33%	0.44%
Contractual term in years (weighted average)	1.40	2.10
Volatility (weighted average)	74.4%	75.8%
Dividend rate	0.0%	0.0%

Weighted Average Fair Value per share	$1.08	$2.29

In December 2013, we modified additional outstanding warrants held by certain of our long-term investors, consultants, and members of management and our Board of Directors to purchase an aggregate of 63,013 restricted shares of our common stock to reduce the exercise price of the warrants to $10.00 per share and, in limited cases, extend the exercise term of the warrants.  We calculated the fair value of the warrants immediately before and after the modifications and determined that the fair value of the warrants increased by $344,000, which is reflected in general and administrative expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss for the fiscal year ended March 31, 2014.  The warrants subject to the exercise price modifications and term extensions were valued using the Black-Scholes Option Pricing Model and the following assumptions:

Assumption:	Pre-modification	Post-modification
Market price per share at modification date	$8.00	$8.00
Exercise price per share (weighted average)	$33.49	$10.00
Risk-free interest rate (weighted average)	0.51%	0.57%
Contractual term in years (weighted average)	2.06	2.34
Volatility (weighted average)	73.6%	74.4%
Dividend rate	0.0%	0.0%

Weighted Average Fair Value per share	$0.91	$2.85

In making its fair value determinations for both warrant modifications and new grants using the Black Scholes Option Pricing Model, we utilize the following principles in selecting its input assumptions. The market price per share is based on the quoted market price of our common stock on the OTC Markets on the date of the modification or grant.  Because of our relatively short history as a public company, we estimate stock price volatility based on the historical volatilities of a peer group of public companies over the contractual or remaining contractual term of the warrant.  The contractual term of the warrant is determined based on the grant or modification date and the latest date on which the warrant can be exercised under its terms or under the terms of the discounted exercise price offer. The risk-free rate of interest is based on the quoted constant maturity rate for U.S. Treasury Bills on the date of the grant or modification for the term most closely corresponding with the contractual term or remaining term of the warrant.  The dividend rate is zero as we have not paid and do not expect to pay dividends in the near future.

Warrants Outstanding

The following table summarizes outstanding warrants to purchase restricted shares of our common stock as of March 31, 2015.  The weighted average exercise price of outstanding warrants at March 31, 2015 was $13.00 per share.

Exercise Price per Share	Expiration Date	Shares Subject to Purchase at March 31, 2015

$10.00	1/31/2016 to 1/1/2020	1,064,683
$12.80	3/3/2023	147,000
$15.00	1/31/2016 to 6/11/2016	54,477
$20.00	7/30/2016 to 9/30/2017	186,388
$30.00	2/13/2016 to 3/4/2018	69,426
$40.00	9/15/2017	21,250
$60.00	2/13/2016	1,250

		1,544,474

Note Receivable from Sale of Common Stock

In May 2011, the Company accepted a $500,000 short-term note from an investor in payment for shares of the Company’s common stock sold to the investor in a private placement transaction.  On October 2, 2014 we received a cash payment of $60,000 from the maker of the note. We have considered that payment to be in full satisfaction of the outstanding principal balance of the note and related accrued interest, aggregating $194,900, at the date of the payment and recognized a loss of $134,900 on the settlement of the note, which is reflected as a component of Other expenses, net in the accompanying Statement of Operations and Comprehensive Loss.

Reserved Shares

At March 31, 2015, the Company has reserved shares of its common stock for future issuance as follows:

Upon exchange of all shares of Series A Preferred Stock currently issued and outstanding (1)	750,000

Warrant shares issuable to Platinum upon exercise of common stock warrant upon exchange of Series A preferred stock under the terms of the October 11, 2012 Note Purchase and Exchange Agreement	375,000

110% of shares issuable upon conversion of 10% senior secured convertible notes issued to Platinum in October 2012, February 2013, March 2013 and July 2013, including interest accrued through maturity (2)	563,871

Pursuant to warrants to purchase common stock:
Subject to outstanding warrants	1,544,474
Issuable pursuant to accrued interest through maturity on outstanding promissory notes issued to Morrison & Foerster, Cato Research Ltd., and University Health Network	33,612
1,578,086

Pursuant to stock incentive plans:
Subject to outstanding options under the 2008 and 1999 Stock Incentive Plans	207,638
Available for future grants under the 2008 Stock Incentive Plan	40,491
248,129

For additional issuances under the 2014 Private Placement of Units and upon conversion of notes and accrued interest pursuant to the 2013 Private Placement of Units and 2014 Private Placement of Units	807,800

Total	4,322,886
____________
(1) assumes exchange under the terms of the October 11, 2012 Note Exchange and Purchase Agreement with Platinum
(2) assumes conversion under the terms of the October 11, 2012 Note Exchange and Purchase Agreement with Platinum and the terms of the individual notes